Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Revenue
Contracts with customers	$ 5,971	$ 6,443
Leasing	710	430
Total revenue	6,681	6,873
Capital equipment
Revenue
Contracts with customers	2,004	3,150
Total revenue	2,004	3,150
Recurring - non-capital
Revenue
Contracts with customers	3,967	3,293
Leasing	710	430
Total revenue	$ 4,677	$ 3,723